Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000162463
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,374	$ 15,205	$ 15,216	$ 14,957	$ 14,948	$ 14,597	$ 14,249	$ 14,072	$ 13,766	$ 13,425	$ 13,471	$ 13,536	$ 13,672	$ 13,449	$ 13,066	$ 12,952	$ 12,927	$ 12,919	$ 13,032	$ 12,664	$ 12,350	$ 11,699	$ 11,624	$ 12,016	$ 11,661	$ 11,784	$ 12,395	$ 12,501	$ 12,606	$ 12,679	$ 13,353	$ 13,535	$ 13,325	$ 13,505	$ 13,606	$ 13,707	$ 13,487	$ 13,587	$ 13,611	$ 13,425	$ 13,195	$ 13,410	$ 13,419	$ 13,370	$ 13,000	$ 12,532	$ 12,440	$ 12,519	$ 12,272	$ 12,196	$ 11,770	$ 11,013	$ 10,707	$ 12,388	$ 12,550	$ 12,481	$ 12,157	$ 11,995	$ 11,848	$ 11,663	$ 11,779	$ 11,493	$ 11,157	$ 11,093	$ 11,055	$ 11,055	$ 10,980	$ 10,592	$ 10,594	$ 10,525	$ 10,603	$ 10,572	$ 10,903	$ 10,800	$ 11,020	$ 11,286	$ 11,315	$ 11,249	$ 11,289	$ 11,085	$ 10,991	$ 10,893	$ 10,921	$ 10,790	$ 10,604	$ 10,497	$ 10,380	$ 10,296	$ 10,169	$ 10,065	$ 9,929	$ 9,847	$ 9,723	$ 10,018	$ 9,992	$ 9,909	$ 9,713	$ 9,640	$ 9,423	$ 9,434	$ 9,196	$ 8,793	$ 8,690	$ 8,907	$ 9,010	$ 8,949	$ 8,725	$ 8,979	$ 9,234	$ 9,346	$ 9,438	$ 9,499	$ 9,255	$ 9,387	$ 9,316	$ 9,255	$ 9,538	$ 9,577	$ 9,499	$ 9,704	$ 9,675
C000162464
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000117767
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 9,471	9,261	9,362	9,213	9,414	9,417	9,471	9,618	9,319	8,852	8,899	9,209	9,463	9,199	8,908	9,051	8,974	8,618	8,900	8,534	8,353	7,799	7,869	8,271	8,283	8,259	8,644	8,494	9,039	9,179	9,662	9,663	9,515	9,782	9,914	10,266	10,188	10,232	10,357	10,105	9,882	10,195	10,476	10,589	10,233	9,701	9,660	9,858	9,891	9,601	9,556	9,086	8,743	9,832	10,179	10,311	9,902	10,085	9,801	9,708	9,971	9,880	9,364	9,336	9,353	9,478	9,583	9,087	8,970	8,725	8,899	8,674	9,237	9,065	9,331	9,820	10,119	10,017	10,123	9,689	9,497	9,340	9,610	9,643	9,473	9,281	9,239	9,061	8,956	8,754	8,599	8,410	8,255	8,879	8,955	8,778	8,774	8,722	8,237	8,710	8,492	7,787	7,676	7,649	7,823	7,996	7,650	7,884	8,332	8,552	8,657	8,886	8,634	8,899	9,021	8,990	9,557	9,684	9,535	10,048	10,000
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 947,116	926,051	936,163	921,300	941,417	941,683	947,116	961,763	931,876	885,233	889,918	920,923	946,350	919,882	890,841	905,133	897,396	861,845	890,009	853,375	835,334	779,909	786,851	827,134	828,297	825,879	864,367	849,392	903,861	917,920	966,237	966,287	951,483	978,240	991,407	1,026,635	1,018,783	1,023,155	1,035,737	1,010,525	988,197	1,019,493	1,047,562	1,058,914	1,023,317	970,079	965,965	985,841	989,087	960,097	955,600	908,555	874,279	983,163	1,017,869	1,031,138	990,202	1,008,532	980,133	970,800	997,124	987,961	936,372	933,613	935,253	947,830	958,304	908,713	897,000	872,504	889,940	867,447	923,663	906,484	933,148	982,024	1,011,947	1,001,718	1,012,287	968,892	949,692	933,956	961,047	964,321	947,334	928,086	923,858	906,094	895,633	875,389	859,894	840,957	825,506	887,943	895,514	877,755	877,403	872,154	823,660	871,017	849,173	778,654	767,573	764,915	782,348	799,639	765,008	788,415	833,234	855,160	865,700	888,615	863,416	889,941	902,050	899,035	955,682	968,373	953,471	1,004,800	1,000,000
EATON VANCE Index: J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Market Bond Index Global Diversified
Account Value	$ 4,735,579	4,630,256	4,680,817	4,606,501	4,707,084	4,708,415	4,735,581	4,808,815	4,659,381	4,426,164	4,449,588	4,604,613	4,731,749	4,599,409	4,454,205	4,525,663	4,486,979	4,309,226	4,450,043	4,266,877	4,176,670	3,899,543	3,934,253	4,135,670	4,141,484	4,129,393	4,321,836	4,246,960	4,519,304	4,589,600	4,831,183	4,831,435	4,757,413	4,891,201	4,957,034	5,133,173	5,093,916	5,115,777	5,178,687	5,052,623	4,940,984	5,097,467	5,237,808	5,294,570	5,116,586	4,850,395	4,829,825	4,929,205	4,945,434	4,800,485	4,777,998	4,542,775	4,371,397	4,915,813	5,089,345	5,155,688	4,951,011	5,042,661	4,900,664	4,853,998	4,985,619	4,939,807	4,681,862	4,668,064	4,676,264	4,739,148	4,791,521	4,543,564	4,484,999	4,362,518	4,449,700	4,337,237	4,618,315	4,532,422	4,665,741	4,910,119	5,059,737	5,008,589	5,061,436	4,844,458	4,748,459	4,669,781	4,805,234	4,821,606	4,736,670	4,640,431	4,619,289	4,530,472	4,478,167	4,376,943	4,299,469	4,204,785	4,127,530	4,439,714	4,477,572	4,388,776	4,387,014	4,360,769	4,118,301	4,355,086	4,245,863	3,893,271	3,837,863	3,824,575	3,911,742	3,998,197	3,825,042	3,942,077	4,166,168	4,275,799	4,328,502	4,443,075	4,317,082	4,449,703	4,510,250	4,495,175	4,778,409	4,841,866	4,767,355	5,024,002	5,000,000
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value	$ 11,478	11,255	11,272	11,092	11,297	11,212	11,196	11,295	10,907	10,392	10,487	10,759	10,959	10,727	10,470	10,584	10,502	10,245	10,511	10,136	9,982	9,349	9,435	9,930	9,956	9,844	10,313	10,237	10,768	10,946	11,564	11,697	11,555	11,786	11,878	12,170	12,073	12,080	12,106	11,906	11,692	11,923	12,166	12,267	11,959	11,458	11,427	11,612	11,590	11,250	11,051	10,516	10,156	11,525	11,755	11,740	11,419	11,526	11,330	11,271	11,397	11,285	10,835	10,795	10,777	10,775	10,778	10,313	10,194	10,067	10,238	10,046	10,437	10,237	10,428	10,740	10,960	10,901	11,041	10,799	10,663	10,572	10,704	10,712	10,546	10,396	10,370	10,231	10,106	9,973	9,802	9,629	9,490	9,996	10,070	9,955	9,876	9,764	9,368	9,629	9,425	8,880	8,752	8,749	8,906	9,017	8,711	8,899	9,203	9,312	9,427	9,547	9,333	9,456	9,473	9,419	9,814	9,881	9,741	10,065	10,000
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value	$ 1,147,771	1,125,490	1,127,225	1,109,241	1,129,667	1,121,165	1,119,643	1,129,469	1,090,708	1,039,164	1,048,662	1,075,869	1,095,932	1,072,750	1,047,018	1,058,435	1,050,200	1,024,475	1,051,109	1,013,615	998,175	934,857	943,501	992,974	995,576	984,437	1,031,310	1,023,728	1,076,770	1,094,583	1,156,419	1,169,664	1,155,466	1,178,629	1,187,819	1,217,041	1,207,296	1,207,964	1,210,564	1,190,632	1,169,194	1,192,265	1,216,627	1,226,736	1,195,879	1,145,759	1,142,679	1,161,152	1,158,962	1,125,007	1,105,094	1,051,624	1,015,617	1,152,535	1,175,454	1,174,018	1,141,893	1,152,649	1,133,036	1,127,123	1,139,683	1,128,503	1,083,484	1,079,460	1,077,652	1,077,530	1,077,821	1,031,304	1,019,386	1,006,718	1,023,789	1,004,594	1,043,675	1,023,732	1,042,833	1,073,956	1,095,952	1,090,103	1,104,140	1,079,881	1,066,304	1,057,194	1,070,380	1,071,243	1,054,582	1,039,570	1,037,039	1,023,115	1,010,614	997,346	980,190	962,902	949,007	999,554	1,006,957	995,515	987,650	976,446	936,784	962,878	942,511	887,954	875,214	874,876	890,640	901,690	871,146	889,850	920,259	931,157	942,688	954,692	933,273	945,646	947,255	941,886	981,372	988,062	974,074	1,006,507	1,000,000
EATON VANCE Index: J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
Account Value	$ 5,738,855	$ 5,627,452	$ 5,636,124	$ 5,546,204	$ 5,648,334	$ 5,605,823	$ 5,598,214	$ 5,647,345	$ 5,453,540	$ 5,195,821	$ 5,243,311	$ 5,379,344	$ 5,479,659	$ 5,363,749	$ 5,235,088	$ 5,292,174	$ 5,251,001	$ 5,122,374	$ 5,255,546	$ 5,068,074	$ 4,990,873	$ 4,674,284	$ 4,717,504	$ 4,964,870	$ 4,977,879	$ 4,922,185	$ 5,156,550	$ 5,118,639	$ 5,383,851	$ 5,472,917	$ 5,782,097	$ 5,848,321	$ 5,777,331	$ 5,893,146	$ 5,939,094	$ 6,085,206	$ 6,036,482	$ 6,039,821	$ 6,052,820	$ 5,953,158	$ 5,845,970	$ 5,961,326	$ 6,083,134	$ 6,133,682	$ 5,979,397	$ 5,728,793	$ 5,713,396	$ 5,805,760	$ 5,794,812	$ 5,625,033	$ 5,525,471	$ 5,258,122	$ 5,078,083	$ 5,762,676	$ 5,877,271	$ 5,870,090	$ 5,709,463	$ 5,763,247	$ 5,665,180	$ 5,635,617	$ 5,698,414	$ 5,642,513	$ 5,417,422	$ 5,397,301	$ 5,388,259	$ 5,387,648	$ 5,389,104	$ 5,156,521	$ 5,096,930	$ 5,033,589	$ 5,118,944	$ 5,022,970	$ 5,218,375	$ 5,118,661	$ 5,214,164	$ 5,369,778	$ 5,479,761	$ 5,450,513	$ 5,520,702	$ 5,399,404	$ 5,331,519	$ 5,285,970	$ 5,351,902	$ 5,356,214	$ 5,272,912	$ 5,197,852	$ 5,185,196	$ 5,115,575	$ 5,053,071	$ 4,986,730	$ 4,900,949	$ 4,814,511	$ 4,745,035	$ 4,997,769	$ 5,034,786	$ 4,977,577	$ 4,938,249	$ 4,882,229	$ 4,683,919	$ 4,814,391	$ 4,712,555	$ 4,439,770	$ 4,376,072	$ 4,374,380	$ 4,453,202	$ 4,508,449	$ 4,355,731	$ 4,449,251	$ 4,601,297	$ 4,655,783	$ 4,713,441	$ 4,773,459	$ 4,666,366	$ 4,728,229	$ 4,736,274	$ 4,709,428	$ 4,906,861	$ 4,940,309	$ 4,870,371	$ 5,032,537	$ 5,000,000